Fair Value Measurement - Additional Information (Detail) (USD $)	12 Months Ended
Jun. 30, 2011
Fair Value, Measurement Inputs, Disclosure [Line Items]
Investment in the electronic and electrical equipment company, fair value	$ 0
Investment in the electronic and electrical equipment company, expense recognized in net income	$ 3,542,000